Schedule of Investments (unaudited)
January 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.2%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27(a)(b)	$1,935	$1,884,600
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	1,006	988,094
		2,872,694
Aerospace & Defense — 2.4%
Bombardier Inc., 7.88%, 04/15/27(a)	1,154	1,157,674
Moog Inc., 4.25%, 12/15/27(a)	778	746,111
TransDigm Inc., 5.50%, 11/15/27	4,099	4,060,328
		5,964,113
Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27(a)	758	754,315
Airlines — 0.7%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	934	942,687
VistaJet Malta Finance PLC/Vista Management Holding Inc., 7.88%, 05/01/27(a)(b)	778	778,260
		1,720,947
Apparel — 0.6%
VF Corp., 2.80%, 04/23/27	778	735,154
William Carter Co. (The), 5.63%, 03/15/27(a)	778	774,878
		1,510,032
Auto Manufacturers — 0.5%
Allison Transmission Inc., 4.75%, 10/01/27(a)	617	606,023
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)(b)	741	713,874
		1,319,897
Auto Parts & Equipment — 2.5%
American Axle & Manufacturing Inc., 6.50%, 04/01/27(b)	856	858,094
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27(a)(b)	3,020	3,035,347
Cooper-Standard Automotive Inc., 5.63%, 05/15/27, (5.63% Cash or 10.63% PIK)(a)(b)(c)	604	515,565
Dana Inc., 5.38%, 11/15/27	610	607,197
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27(b)	1,082	1,060,965
		6,077,168
Banks — 0.4%
Freedom Mortgage Corp., 6.63%, 01/15/27(a)	833	835,304
Building Materials — 1.3%
Eco Material Technologies Inc., 7.88%, 01/31/27(a)	901	918,366
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	617	595,361
Standard Industries Inc./New York, 5.00%, 02/15/27(a)	1,319	1,300,392
Summit Materials LLC/Summit Materials Finance Corp., 6.50%, 03/15/27(a)	455	455,245
		3,269,364
Chemicals — 2.4%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	781	766,369
Chemours Co. (The), 5.38%, 05/15/27(b)	750	734,457
HB Fuller Co., 4.00%, 02/15/27	444	428,054
Methanex Corp., 5.13%, 10/15/27(b)	1,082	1,065,158
Olin Corp., 5.13%, 09/15/27	778	769,703
Olympus Water U.S. Holding Corp., 7.13%, 10/01/27(a)	500	507,342
SNF Group SACA, 3.13%, 03/15/27(a)	539	513,490
Security	Par (000)	Value
Chemicals (continued)
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	$1,146	$1,122,452
		5,907,025
Commercial Services — 5.8%
Albion Financing 2 SARL, 8.75%, 04/15/27(a)(b)	709	722,712
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)	1,622	1,631,931
AMN Healthcare Inc., 4.63%, 10/01/27(a)	778	753,402
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27(a)(b)	609	602,065
5.75%, 07/15/27(a)	541	534,511
Brink's Co. (The), 4.63%, 10/15/27(a)	910	888,619
Garda World Security Corp., 4.63%, 02/15/27(a)	864	847,560
Herc Holdings Inc., 5.50%, 07/15/27(a)	1,862	1,856,315
Korn Ferry, 4.63%, 12/15/27(a)	617	601,726
Matthews International Corp., 8.63%, 10/01/27(a)	465	488,002
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	1,546	1,458,876
Service Corp. International/U.S., 4.63%, 12/15/27	815	801,105
Sotheby's, 7.38%, 10/15/27(a)	1,157	1,146,154
United Rentals North America Inc.
3.88%, 11/15/27	1,158	1,117,375
5.50%, 05/15/27(b)	759	758,582
		14,208,935
Computers — 0.6%
Seagate HDD Cayman, 4.88%, 06/01/27	778	766,257
Unisys Corp., 6.88%, 11/01/27(a)	736	729,024
		1,495,281
Distribution & Wholesale — 0.4%
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)	1,021	1,025,258
Diversified Financial Services — 4.0%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	858	892,006
Castlelake Aviation Finance DAC, 5.00%, 04/15/27(a)	598	602,392
GGAM Finance Ltd., 8.00%, 02/15/27(a)	1,082	1,117,509
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	1,699	1,746,058
LD Holdings Group LLC, 8.75%, 11/01/27(a)(b)	527	506,421
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27(a)	930	928,825
Navient Corp., 5.00%, 03/15/27	1,082	1,063,227
OneMain Finance Corp., 3.50%, 01/15/27	1,157	1,112,402
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	531	549,209
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	622	618,055
United Wholesale Mortgage LLC, 5.75%, 06/15/27(a)	771	766,535
		9,902,639
Electric — 2.0%
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(a)(b)	856	812,291
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	2,012	1,985,183
5.63%, 02/15/27(a)	2,016	2,012,710
		4,810,184
Electrical Components & Equipment — 0.2%
EnerSys, 4.38%, 12/15/27(a)	465	449,016
Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27	1,541	1,532,186
Entertainment — 4.8%
Affinity Interactive, 6.88%, 12/15/27(a)	842	713,925
Caesars Entertainment Inc., 8.13%, 07/01/27(a)	848	856,833

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27	$758	$754,649
Churchill Downs Inc., 5.50%, 04/01/27(a)	928	923,413
International Game Technology PLC, 6.25%, 01/15/27(a)	1,163	1,178,161
Live Nation Entertainment Inc.
4.75%, 10/15/27(a)(b)	1,439	1,410,563
6.50%, 05/15/27(a)	1,857	1,888,477
Mohegan Tribal Gaming Authority, 13.25%, 12/15/27(a)	762	864,098
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	638	614,165
Odeon Finco PLC, 12.75%, 11/01/27(a)	591	622,578
Penn Entertainment Inc., 5.63%, 01/15/27(a)	617	611,461
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(a)(b)	771	766,008
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	531	515,351
		11,719,682
Environmental Control — 0.6%
Clean Harbors Inc., 4.88%, 07/15/27(a)	807	796,157
Enviri Corp., 5.75%, 07/31/27(a)	720	698,658
		1,494,815
Food — 1.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)	2,095	2,059,214
B&G Foods Inc., 5.25%, 09/15/27(b)	855	811,559
Performance Food Group Inc., 5.50%, 10/15/27(a)	1,638	1,629,201
		4,499,974
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27	876	834,491
Health Care - Products — 0.6%
Teleflex Inc., 4.63%, 11/15/27	758	744,981
Varex Imaging Corp., 7.88%, 10/15/27(a)	568	587,649
		1,332,630
Health Care - Services — 4.4%
CHS/Community Health Systems Inc.
5.63%, 03/15/27(a)	2,725	2,647,000
8.00%, 12/15/27(a)	1,081	1,072,958
IQVIA Inc., 5.00%, 05/15/27(a)	1,645	1,628,174
LifePoint Health Inc., 4.38%, 02/15/27(a)(b)	849	848,437
Tenet Healthcare Corp.
5.13%, 11/01/27	2,327	2,300,488
6.25%, 02/01/27	2,321	2,323,821
		10,820,878
Holding Companies - Diversified — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27	2,251	2,179,699
Home Builders — 1.9%
Beazer Homes USA Inc., 5.88%, 10/15/27(b)	542	538,964
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)	930	925,478
Century Communities Inc., 6.75%, 06/01/27	766	770,515
KB Home, 6.88%, 06/15/27	454	467,759
Mattamy Group Corp., 5.25%, 12/15/27(a)	771	754,004
Taylor Morrison Communities Inc., 5.88%, 06/15/27(a)	741	746,272
Security	Par (000)	Value
Home Builders (continued)
Tri Pointe Homes Inc., 5.25%, 06/01/27	$465	$461,613
		4,664,605
Housewares — 0.3%
Newell Brands Inc., 6.38%, 09/15/27(b)	758	773,061
Insurance — 1.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	1,237	1,195,786
6.75%, 10/15/27(a)	2,071	2,062,240
		3,258,026
Internet — 3.7%
Cablevision Lightpath LLC, 3.88%, 09/15/27(a)	679	640,775
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(a)	456	460,817
Cogent Communications Group LLC, 7.00%, 06/15/27(a)	693	701,102
Gen Digital Inc., 6.75%, 09/30/27(a)	1,395	1,418,012
Getty Images Inc., 9.75%, 03/01/27(a)(b)	465	469,200
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27(a)	931	922,512
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	778	723,818
Match Group Holdings II LLC, 5.00%, 12/15/27(a)	687	673,175
Rakuten Group Inc., 11.25%, 02/15/27(a)	2,765	3,021,400
		9,030,811
Iron & Steel — 1.4%
ATI Inc., 5.88%, 12/01/27(b)	531	528,550
Cleveland-Cliffs Inc., 5.88%, 06/01/27(b)	842	843,309
Mineral Resources Ltd.
8.00%, 11/01/27(a)	948	969,621
8.13%, 05/01/27(a)	1,081	1,087,596
		3,429,076
Leisure Time — 4.3%
Carnival Corp., 5.75%, 03/01/27(a)	4,224	4,233,561
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)	546	548,262
NCL Corp. Ltd., 5.88%, 02/15/27(a)	1,547	1,552,210
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27(a)	1,547	1,547,322
7.50%, 10/15/27	454	479,702
Sabre GLBL Inc., 8.63%, 06/01/27(a)	1,016	1,022,137
Viking Cruises Ltd., 5.88%, 09/15/27(a)	1,281	1,277,111
		10,660,305
Lodging — 3.7%
Boyd Gaming Corp., 4.75%, 12/01/27(b)	1,546	1,518,405
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	931	925,739
Melco Resorts Finance Ltd., 5.63%, 07/17/27(b)(d)	937	914,942
MGM China Holdings Ltd., 4.75%, 02/01/27(a)	1,154	1,129,704
MGM Resorts International, 5.50%, 04/15/27(b)	1,044	1,045,298
Studio City Co. Ltd., 7.00%, 02/15/27(a)	537	541,120
Travel & Leisure Co., 6.00%, 04/01/27	607	611,714
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	1,395	1,385,844
Wynn Macau Ltd., 5.50%, 10/01/27(a)	1,135	1,110,793
		9,183,559
Machinery — 1.0%
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)(b)	2,551	2,522,551
Manufacturing — 0.3%
Amsted Industries Inc., 5.63%, 07/01/27(a)	617	613,204

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media — 11.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27(a)	$5,077	$4,982,914
CSC Holdings LLC, 5.50%, 04/15/27(a)	2,020	1,870,980
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	5,660	5,602,665
DISH Network Corp., 11.75%, 11/15/27(a)	5,418	5,720,914
Gray Television Inc., 7.00%, 05/15/27(a)(b)	802	785,794
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	1,758	1,609,148
Nexstar Media Inc., 5.63%, 07/15/27(a)	2,651	2,614,892
Scripps Escrow Inc., 5.88%, 07/15/27(a)	656	549,618
Sinclair Television Group Inc., 5.13%, 02/15/27(a)	467	444,478
Sirius XM Radio Inc., 5.00%, 08/01/27(a)	2,323	2,283,679
Univision Communications Inc., 6.63%, 06/01/27(a)	2,323	2,323,481
		28,788,563
Metal Fabricate & Hardware — 0.4%
Advanced Drainage Systems Inc., 5.00%, 09/30/27(a)	531	524,011
Park-Ohio Industries Inc., 6.63%, 04/15/27(b)	529	521,871
		1,045,882
Mining — 1.4%
Alcoa Nederland Holding BV, 5.50%, 12/15/27(a)(b)	1,138	1,134,397
Compass Minerals International Inc., 6.75%, 12/01/27(a)(b)	758	752,398
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	930	903,126
New Gold Inc., 7.50%, 07/15/27(a)	621	624,736
		3,414,657
Office & Business Equipment — 0.3%
Pitney Bowes Inc., 6.88%, 03/15/27(a)(b)	586	588,705
Oil & Gas — 3.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(a)	627	773,825
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27(a)	503	495,201
EnQuest PLC, 11.63%, 11/01/27(a)	662	669,687
Nabors Industries Inc., 7.38%, 05/15/27(a)	1,082	1,089,961
Parkland Corp., 5.88%, 07/15/27(a)	771	768,843
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	854	874,297
SM Energy Co., 6.63%, 01/15/27	642	641,705
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27	912	910,509
Transocean Inc., 8.00%, 02/01/27(a)	1,010	1,009,998
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)	499	499,387
Viper Energy Inc., 5.38%, 11/01/27(a)	663	658,958
		8,392,371
Oil & Gas Services — 1.3%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)	466	466,005
Enerflex Ltd., 9.00%, 10/15/27(a)	873	907,037
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	1,157	1,165,753
Viridien, 8.75%, 04/01/27(a)	726	732,634
		3,271,429
Packaging & Containers — 5.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27(a)	707	703,471
Berry Global Inc., 5.63%, 07/15/27(a)	861	862,030
Graphic Packaging International LLC, 4.75%, 07/15/27(a)	465	456,521
Security	Par (000)	Value
Packaging & Containers (continued)
LABL Inc., 10.50%, 07/15/27(a)	$1,067	$1,049,921
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	4,178	4,260,469
9.25%, 04/15/27(a)	2,076	2,115,440
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(a)(b)	946	949,312
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(a)	1,574	1,577,721
Sealed Air Corp., 4.00%, 12/01/27(a)	650	624,308
Trivium Packaging Finance BV, 8.50%, 08/15/27(a)(b)	1,034	1,034,906
		13,634,099
Pharmaceuticals — 0.7%
Bausch Health Companies Inc.
5.75%, 08/15/27(a)	632	555,788
6.13%, 02/01/27(a)	1,312	1,198,668
		1,754,456
Pipelines — 3.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(a)	1,006	1,006,081
Buckeye Partners LP, 4.13%, 12/01/27	617	591,762
EQM Midstream Partners LP
6.50%, 07/01/27(a)	1,398	1,426,960
7.50%, 06/01/27(a)	776	795,469
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	932	987,259
Genesis Energy LP/Genesis Energy Finance Corp., 8.00%, 01/15/27	626	637,109
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27	607	610,018
NuStar Logistics LP, 5.63%, 04/28/27	855	856,300
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27(a)	662	660,024
		7,570,982
Real Estate Investment Trusts — 5.7%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(a)	507	485,578
Brandywine Operating Partnership LP, 3.95%, 11/15/27	782	740,564
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)(b)	1,158	1,113,372
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	778	722,860
Hudson Pacific Properties LP, 3.95%, 11/01/27	617	564,433
Iron Mountain Inc., 4.88%, 09/15/27(a)(b)	1,549	1,517,865
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)	948	921,485
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(b)	2,172	1,943,867
Office Properties Income Trust, 3.25%, 03/15/27(a)	755	660,228
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	1,081	1,058,193
SBA Communications Corp., 3.88%, 02/15/27	2,318	2,243,000
Service Properties Trust
4.95%, 02/15/27(b)	616	595,557
5.50%, 12/15/27	683	657,402
Starwood Property Trust Inc., 4.38%, 01/15/27(a)	778	755,810
		13,980,214
Retail — 2.2%
Academy Ltd., 6.00%, 11/15/27(a)	617	616,625
Advance Auto Parts Inc., 1.75%, 10/01/27	531	478,354
Bath & Body Works Inc., 6.69%, 01/15/27	461	471,158

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(c)	$617	$609,321
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	1,157	1,143,336
Lithia Motors Inc., 4.63%, 12/15/27(a)	617	600,088
Murphy Oil USA Inc., 5.63%, 05/01/27	457	456,254
Nordstrom Inc., 4.00%, 03/15/27(b)	531	513,865
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27(b)	541	539,671
		5,428,672
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27(a)	817	817,520
Software — 1.5%
SS&C Technologies Inc., 5.50%, 09/30/27(a)	3,102	3,095,560
West Technology Group LLC, 8.50%, 04/10/27(a)(b)	674	560,291
		3,655,851
Telecommunications — 2.8%
Altice Financing SA, 9.63%, 07/15/27(a)	580	537,429
Altice France SA, 8.13%, 02/01/27(a)	2,683	2,246,913
Frontier Communications Holdings LLC, 5.88%, 10/15/27(a)	1,784	1,785,191
Viasat Inc., 5.63%, 04/15/27(a)(b)	930	902,874
Zayo Group Holdings Inc., 4.00%, 03/01/27(a)	1,594	1,505,311
		6,977,718
Transportation — 0.2%
RXO Inc., 7.50%, 11/15/27(a)	548	563,294
Total Long-Term Investments — 97.9% (Cost: $237,180,919)		240,556,138
Security	Shares	Value
Short-Term Securities
Money Market Funds — 11.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(e)(f)(g)	24,391,206	$24,403,402
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(e)(f)	3,110,000	3,110,000
Total Short-Term Securities — 11.2% (Cost: $27,511,185)		27,513,402
Total Investments — 109.1% (Cost: $264,692,104)		268,069,540
Liabilities in Excess of Other Assets — (9.1)%		(22,314,389)
Net Assets — 100.0%		$245,755,151

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,997,097	$3,410,666 (a)	$—	$34	$(4,395)	$24,403,402	24,391,206	$34,499 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,200,000	—	(1,090,000)(a)	—	—	3,110,000	3,110,000	20,424	—
				$34	$(4,395)	$27,513,402		$54,923	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End (continued)
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$240,556,138	$—	$240,556,138
Short-Term Securities
Money Market Funds	27,513,402	—	—	27,513,402
	$27,513,402	$240,556,138	$—	$268,069,540

Portfolio Abbreviation
PIK	Payment-in-kind
REIT	Real Estate Investment Trust